Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2016 and December 31, 2015 are detailed in the tables below:

	December 31, 2015	Purchase	Sale	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2016
U.S. Treasury Bonds	335	—	—	—	—	335

Total	335	—	—	—	—	335

*	Other Comprehensive Income

	December 31, 2014	Purchase	Sale	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2015
U.S. Treasury Bonds	334	—	—	1	—	335

Total	334	—	—	1	—	335

*	Other Comprehensive Income